Risk management (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Risk Management
Credit risk exposure - customers (Thousand of Reais)	R$ 778,881,139	R$ 750,357,060
Loans and advances to customers, gross (note 9)	602,039,987	599,687,844
Contingent Liabilities - Guarantees and other sureties (note 43.a)	58,917,343	64,387,753
Private securities	R$ 117,923,809	R$ 86,281,463
Non-performing loans ratio (%)	8.12%	7.03%
Impairment coverage ratio (%)	83.22%	84.44%
Specific credit loss provisions, net of RAWO (*) (Thousand of Reais)	R$ 40,694,182	R$ 35,668,907